Share-based payments (Details)	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Employee Stock Option Plan (ESOP)
Option plans
Exercise price		$ 23.94			$ 13.65
Employee Stock Option Plan (ESOP) | Minimum
Option plans
Exercise price			$ 34.09	$ 41.24
Employee Stock Option Plan (ESOP) | Maximum
Option plans
Percentage of instruments reserved (as percentage of total amount of shares)	7.00%
Exercise price			$ 37.89	$ 46.57
Vesting period	4 years
Restricted stock units (RSU)
Option plans
Number of vesting | item	3
Restricted stock units (RSU) | Maximum
Option plans
Percentage of instruments reserved (as percentage of total amount of shares)	7.00%
Vesting period	2 years